Consolidated Balance Sheets (Parenthetical)	12 Months Ended
Jun. 30, 2026 $ / shares shares
Ordinary shares issued not disclosed	true
Common Stock, Shares Authorized	500,000,000
Ordinary shares, shares outstanding	8,563,033
Ordinary shares, par value | (per share)	$ 0
Common Stock [Member]
Issuance of ordinary shares for common control combination	5,300,000